Total revenue and income - Disaggregation of revenue by major service lines (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Brokerage commission	R$ 2,102,878	R$ 2,465,217	R$ 2,139,985
Securities placement	1,631,399	1,917,403	1,429,824
Management fees	1,580,770	1,489,736	1,224,125
Insurance brokerage fee	153,230	133,070	112,802
Educational services	27,371	71,295	118,272
Commissions Fees	563,987	192,923	90,804
Other services	449,121	532,035	386,780
Revenue before sales taxes and contributions on revenue	6,508,756	6,801,679	5,502,592
Sales taxes and contributions on revenue	(568,300)	(605,214)	(486,104)
Net revenue from services rendered	R$ 5,940,456	R$ 6,196,465	R$ 5,016,488